Fair Value, Assets Recorded at Fair Value on a Nonrecurring Basis Level 3 Valuation Techniques and Significant Unobservable Inputs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale	$ 22,042	$ 13,539
Residential [Member] | Government Insured Or Guaranteed [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale	1,300	1,000
Residential [Member] | Non Government Insured Or Guaranteed [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale	$ 33	$ 41
Minimum [Member] | Mortgages held for sale [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Default rate	0.50%	0.50%
Discount rate	1.10%	1.10%
Loss severity	0.10%	0.10%
Prepayment rate	6.30%	2.60%
Minimum [Member] | Mortgages held for sale [Member] | Market comparable pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(53.30%)	(53.30%)
Maximum [Member] | Mortgages held for sale [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Default rate	7.90%	13.70%
Discount rate	6.90%	6.30%
Loss severity	42.50%	22.70%
Prepayment rate	17.10%	9.60%
Maximum [Member] | Mortgages held for sale [Member] | Market comparable pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	0.00%	0.00%
Weighted Average [Member] | Mortgages held for sale [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Default rate	1.90%	3.60%
Discount rate	5.10%	4.70%
Loss severity	26.90%	11.20%
Prepayment rate	10.00%	6.40%
Weighted Average [Member] | Mortgages held for sale [Member] | Market comparable pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(37.80%)	(32.60%)
Nonrecurring [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale	$ 3,662	$ 5,714
Nonrecurring [Member] | Minimum [Member] | Discounted cash flow [Member] | Other Assets: Nonmarketable Equity Investments [Member]
Fair Value Inputs [Abstract]
Discount rate	4.70%	0.00%
Nonrecurring [Member] | Minimum [Member] | Market comparable pricing [Member] | Other Assets: Nonmarketable Equity Investments [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	0.00%	5.00%
Nonrecurring [Member] | Minimum [Member] | Residential [Member] | Mortgages held for sale [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Default rate	0.20%	0.50%
Discount rate	1.50%	1.50%
Loss severity	0.70%	0.00%
Prepayment rate	3.00%	2.60%
Nonrecurring [Member] | Maximum [Member] | Discounted cash flow [Member] | Other Assets: Nonmarketable Equity Investments [Member]
Fair Value Inputs [Abstract]
Discount rate	9.30%	0.00%
Nonrecurring [Member] | Maximum [Member] | Market comparable pricing [Member] | Other Assets: Nonmarketable Equity Investments [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	0.00%	9.20%
Nonrecurring [Member] | Maximum [Member] | Residential [Member] | Mortgages held for sale [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Default rate	4.30%	5.00%
Discount rate	8.50%	8.50%
Loss severity	50.10%	26.10%
Prepayment rate	100.00%	100.00%
Nonrecurring [Member] | Weighted Average [Member] | Discounted cash flow [Member] | Other Assets: Nonmarketable Equity Investments [Member]
Fair Value Inputs [Abstract]
Discount rate	7.30%	0.00%
Nonrecurring [Member] | Weighted Average [Member] | Market comparable pricing [Member] | Other Assets: Nonmarketable Equity Investments [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	0.00%	8.50%
Nonrecurring [Member] | Weighted Average [Member] | Residential [Member] | Mortgages held for sale [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Default rate	1.90%	4.20%
Discount rate	3.80%	3.50%
Loss severity	2.40%	2.90%
Prepayment rate	50.70%	65.40%
Fair Value, Inputs, Level 3 [Member] | Nonrecurring [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale	$ 1,350	$ 1,047
Total insignificant level 3 assets	199	147
Total assets recorded at fair value	1,769	1,422
Fair Value, Inputs, Level 3 [Member] | Nonrecurring [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Other Assets Nonmarketable Equity Investments, Fair Value Disclosure	220	0
Fair Value, Inputs, Level 3 [Member] | Nonrecurring [Member] | Market comparable pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Other Assets Nonmarketable Equity Investments, Fair Value Disclosure	0	228
Fair Value, Inputs, Level 3 [Member] | Nonrecurring [Member] | Residential [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale	$ 1,350	$ 1,047